Operations - Main risks and associated measures (Details Textuals)	May 21, 2023
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest to be acquired	60.00%